Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2017	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 76,928	$ 51,319
Short-term investments	42,681	60,347
Accounts receivable, net	45,886	44,358
Prepaid expenses and other current assets	14,278	10,054
Total current assets	179,773	166,078
Long-term investments	3,494
Property and equipment, net	69,663	32,009
Intangible assets, net	4,123	1,590
Goodwill	5,379	5,363
Other assets	1,114	312
Total assets	263,546	205,352
Current liabilities
Accounts payable	6,594	3,558
Accrued expenses and other current liabilities	26,181	20,713
Deferred revenue	91,915	84,159
Current portion of capital lease obligations	1,172	233
Current portion of long-term debt	741	1,725
Total current liabilities	126,603	110,388
Deferred revenue, net of current portion	14,292	11,189
Long-term capital lease obligations	3,006	245
Construction financing lease obligation	26,110
Other non-current liabilities	2,792	1,538
Total liabilities	172,803	123,360
Commitments and contingencies (Note 15)
Shareholders' equity
Ordinary shares, $0.012 par value, 300,000,000 shares authorized; 57,319,319 and 55,901,996 shares issued and outstanding as of September 30, 2017 and March 31, 2017, respectively	688	671
Additional paid-in capital	196,062	183,752
Accumulated deficit	(97,360)	(94,017)
Accumulated other comprehensive loss	(8,647)	(8,414)
Total shareholders' equity	90,743	81,992
Total liabilities and shareholders' equity	$ 263,546	$ 205,352